Quarterly Holdings Report
for
Fidelity® SAI International Momentum Index Fund
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IMI-NPRT1-0324
1.9898218.103
Common Stocks - 99.3%
	Shares	Value ($)
Australia - 5.1%
AGL Energy Ltd.	117,060	661,148
Altium Ltd.	24,569	789,300
Ampol Ltd.	47,615	1,126,214
BHP Group Ltd.	81,263	2,486,163
BlueScope Steel Ltd.	89,005	1,358,956
Brambles Ltd.	269,828	2,572,747
CAR Group Ltd.	75,503	1,621,148
Cochlear Ltd.	13,121	2,603,849
Fortescue Ltd.	339,131	6,554,301
Medibank Private Ltd.	534,669	1,338,620
NEXTDC Ltd. (a)	91,867	831,686
NIB Holdings Ltd.	96,097	508,244
Origin Energy Ltd.	345,002	1,925,527
Pro Medicus Ltd.	10,459	689,029
QBE Insurance Group Ltd.	296,587	3,053,833
Seven Group Holdings Ltd.	31,314	732,908
Sonic Healthcare Ltd.	82,170	1,713,261
Steadfast Group Ltd.	203,050	785,677
Technology One Ltd.	59,366	606,554
Washington H. Soul Pattinson & Co. Ltd.	48,795	1,090,722
Whitehaven Coal Ltd.	145,849	797,320
WiseTech Global Ltd.	34,146	1,607,632
TOTAL AUSTRALIA		35,454,839
Denmark - 5.6%
DSV A/S	11,437	2,046,192
Genmab A/S (a)	9,502	2,627,513
Jyske Bank A/S (Reg.)	9,200	707,184
Novo Nordisk A/S Series B	260,348	29,758,932
Pandora A/S	16,754	2,450,839
Ringkjoebing Landbobank A/S	5,337	861,961
Zealand Pharma A/S (a)	10,223	699,857
TOTAL DENMARK		39,152,478
Finland - 1.3%
Nordea Bank Abp	612,275	7,544,997
Wartsila Corp.	97,180	1,438,807
TOTAL FINLAND		8,983,804
France - 10.7%
Air Liquide SA	67,115	12,559,458
Bollore SA	158,424	1,048,654
Dassault Aviation SA	4,338	822,757
Edenred SA	47,031	2,816,799
Engie SA	348,530	5,566,887
EssilorLuxottica SA	39,854	7,851,701
Gaztransport et Technigaz SA	4,380	615,824
Hermes International SCA	6,655	14,080,612
Ipsen SA	7,664	886,226
L'Oreal SA	36,858	17,638,556
Publicis Groupe SA	44,487	4,475,978
Renault SA	37,625	1,425,993
SCOR SE	30,666	916,673
Sodexo SA	15,840	1,790,573
Technip Energies NV	28,393	592,054
TotalEnergies SE	23,345	1,514,520
TOTAL FRANCE		74,603,265
Germany - 9.4%
adidas AG	33,095	6,299,067
Aixtron AG	21,616	812,242
Beiersdorf AG	19,079	2,801,047
Commerzbank AG	200,956	2,319,409
Deutsche Telekom AG	347,681	8,534,813
E.ON SE	435,848	5,916,023
Fresenius Medical Care AG & Co. KGaA	39,659	1,532,805
Gerresheimer AG	5,280	541,509
HeidelbergCement AG	26,474	2,457,066
Hochtief AG	4,514	486,608
Infineon Technologies AG	98,598	3,594,579
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,330	11,642,906
RWE AG	127,421	4,727,374
Scout24 AG (b)	15,020	1,110,601
Siemens AG	65,711	11,763,838
Talanx AG	10,861	763,523
TOTAL GERMANY		65,303,410
Ireland - 0.2%
AIB Group PLC	225,157	991,802
Glanbia PLC	38,282	684,282
TOTAL IRELAND		1,676,084
Italy - 4.6%
A2A SpA	313,655	623,869
Banca Popolare di Sondrio SCARL	90,805	691,837
Banco BPM SpA	303,458	1,643,015
BPER Banca	212,685	771,142
Buzzi SpA	18,904	643,940
Coca-Cola HBC AG	39,835	1,175,242
Eni SpA	479,995	7,651,763
Leonardo SpA	81,054	1,419,478
Mediobanca SpA	127,295	1,692,083
Prada SpA	99,200	615,168
Prysmian SpA	51,224	2,269,115
Ryanair Holdings PLC sponsored ADR (a)	17,178	2,294,981
UniCredit SpA	357,407	10,469,184
TOTAL ITALY		31,960,817
Japan - 27.7%
Alfresa Holdings Corp.	40,600	665,797
Asics Corp.	37,900	1,151,634
Chubu Electric Power Co., Inc.	151,500	1,965,363
Chugai Pharmaceutical Co. Ltd.	127,800	4,596,994
COMSYS Holdings Corp.	23,700	518,914
Daiwa House Industry Co. Ltd.	132,000	4,081,698
Daiwa Securities Group, Inc.	292,300	2,094,875
DENSO Corp.	266,700	4,189,337
Disco Corp.	17,800	4,803,138
Fast Retailing Co. Ltd.	35,800	9,557,776
Honda Motor Co. Ltd.	999,100	11,168,003
Hulic Co. Ltd.	119,900	1,323,977
Isetan Mitsukoshi Holdings Ltd.	76,100	889,785
Itochu Corp.	278,000	12,616,787
Japan Exchange Group, Inc.	105,800	2,341,536
Japan Tobacco, Inc.	220,300	5,806,532
JFE Holdings, Inc.	112,900	1,782,558
Kajima Corp.	94,000	1,677,605
Kansai Electric Power Co., Inc.	165,100	2,252,317
Kansai Paint Co. Ltd.	47,400	792,520
Kobe Steel Ltd.	79,200	1,093,585
Kuraray Co. Ltd.	65,900	691,408
Kyushu Electric Power Co., Inc. (a)	92,700	694,242
Lawson, Inc.	10,000	572,381
Marubeni Corp.	328,200	5,598,000
MatsukiyoCocokara & Co.	74,200	1,348,717
Mazda Motor Corp.	119,900	1,453,602
Medipal Holdings Corp.	41,900	668,765
Mitsubishi Corp.	833,300	14,361,882
Mitsubishi Heavy Industries Ltd.	63,600	4,242,342
Mitsui & Co. Ltd.	299,900	12,163,122
Mitsui Fudosan Co. Ltd.	122,600	3,077,723
NEC Corp.	51,600	3,371,788
Nippon Sanso Holdings Corp.	42,500	1,076,921
Nissin Food Holdings Co. Ltd.	46,800	1,514,045
Otsuka Corp.	23,000	967,789
Otsuka Holdings Co. Ltd.	75,500	2,967,778
Renesas Electronics Corp. (a)	275,700	4,523,572
Rohto Pharmaceutical Co. Ltd.	43,400	888,035
Sanrio Co. Ltd.	12,800	534,492
Sanwa Holdings Corp.	43,400	663,333
Sapporo Holdings Ltd.	15,800	730,574
Screen Holdings Co. Ltd.	18,300	1,794,486
SCSK Corp.	30,700	602,783
Sekisui House Ltd.	85,300	1,925,579
Shin-Etsu Chemical Co. Ltd.	277,600	10,926,945
Skylark Holdings Co. Ltd. (a)	45,600	743,926
Sumitomo Corp.	235,800	5,422,894
Sumitomo Mitsui Financial Group, Inc.	69,300	3,604,527
Tohoku Electric Power Co., Inc.	100,500	670,918
Tokio Marine Holdings, Inc.	384,400	10,135,641
Toyo Suisan Kaisha Ltd.	19,200	999,773
Toyota Motor Corp.	847,200	16,916,738
Tsuruha Holdings, Inc.	7,600	601,424
Yamazaki Baking Co. Ltd.	33,500	794,364
Zensho Holdings Co. Ltd.	17,900	876,540
TOTAL JAPAN		193,497,780
Jordan - 0.1%
Hikma Pharmaceuticals PLC	34,191	836,924
Netherlands - 4.9%
Argenx SE (a)	11,831	4,467,764
ASM International NV (Netherlands)	7,296	4,070,127
Shell PLC (London)	440,983	13,671,500
Stellantis NV (Italy)	222,038	4,917,908
Wolters Kluwer NV	48,524	7,158,045
TOTAL NETHERLANDS		34,285,344
New Zealand - 0.7%
Fisher & Paykel Healthcare Corp.	110,639	1,597,965
Infratil Ltd.	166,604	1,074,760
Xero Ltd. (a)	28,136	2,013,936
TOTAL NEW ZEALAND		4,686,661
Norway - 0.2%
Kongsberg Gruppen ASA	16,705	852,940
Salmar ASA	14,241	791,855
TOTAL NORWAY		1,644,795
Portugal - 0.2%
Jeronimo Martins SGPS SA	54,136	1,233,281
Singapore - 2.6%
Keppel Ltd.	273,528	1,453,463
Oversea-Chinese Banking Corp. Ltd.	771,700	7,381,602
Sembcorp Industries Ltd.	182,200	766,787
Singapore Airlines Ltd.	268,200	1,331,152
Singapore Exchange Ltd.	164,300	1,147,248
Singapore Technologies Engineering Ltd.	305,700	847,076
STMicroelectronics NV (Italy)	121,823	5,348,816
TOTAL SINGAPORE		18,276,144
Spain - 4.7%
ACS Actividades de Construccion y Servicios SA	40,111	1,586,102
Banco Bilbao Vizcaya Argentaria SA	1,194,702	11,181,743
Banco de Sabadell SA	1,126,941	1,468,769
Bankinter SA	121,965	753,939
CaixaBank SA	811,321	3,459,468
Industria de Diseno Textil SA	224,228	9,587,401
Naturgy Energy Group SA	34,721	938,075
Repsol SA	255,272	3,769,929
TOTAL SPAIN		32,745,426
Sweden - 1.7%
Investor AB (B Shares)	362,146	8,557,192
Swedbank AB (A Shares)	175,153	3,581,610
TOTAL SWEDEN		12,138,802
Switzerland - 3.8%
ABB Ltd. (Reg.)	321,720	13,612,566
Alcon, Inc. (Switzerland)	59,721	4,528,817
Lindt & Spruengli AG	39	4,944,203
Logitech International SA (Reg.)	31,839	2,673,450
Siegfried Holding AG	787	787,046
TOTAL SWITZERLAND		26,546,082
United Kingdom - 12.2%
3i Group PLC	194,931	6,102,305
Admiral Group PLC	52,756	1,681,471
Associated British Foods PLC	67,427	2,000,390
Auto Trader Group PLC (b)	107,510	989,079
BAE Systems PLC	583,586	8,704,839
Britvic PLC	50,107	560,393
Bunzl PLC	55,787	2,272,969
Centrica PLC	1,123,965	1,972,083
Computacenter PLC	15,506	570,658
Cranswick PLC	10,792	550,350
HSBC Holdings PLC (United Kingdom)	2,345,376	18,312,000
IMI PLC	51,946	1,109,255
Informa PLC	275,679	2,715,987
InterContinental Hotel Group PLC	34,500	3,268,982
International Consolidated Airlines Group SA CDI (a)	486,629	913,032
J Sainsbury PLC	343,529	1,176,327
Marks & Spencer Group PLC	395,079	1,238,191
RELX PLC (London Stock Exchange)	163,235	6,737,373
Rolls-Royce Holdings PLC (a)	1,685,578	6,399,215
Sage Group PLC	205,015	3,060,627
Shaftesbury Capital PLC	390,347	659,417
Spectris PLC	21,227	995,605
SSE PLC	203,498	4,334,090
Subsea 7 SA	46,199	626,178
Tesco PLC	1,420,155	5,146,102
Whitbread PLC	38,348	1,747,599
Wise PLC (a)	94,406	968,851
TOTAL UNITED KINGDOM		84,813,368
United States of America - 3.6%
CRH PLC	143,228	10,208,282
GSK PLC	164,378	3,251,025
Holcim AG	105,906	8,119,521
James Hardie Industries PLC CDI (a)	87,671	3,293,839
TOTAL UNITED STATES OF AMERICA		24,872,667
TOTAL COMMON STOCKS (Cost $561,809,890)		692,711,971

Government Obligations - 0.1%
	Principal Amount (c)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $398,764)	400,000	398,772

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $1,563,976)	1,563,664	1,563,976

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $563,772,630)	694,674,719
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,557,826
NET ASSETS - 100.0%	697,232,545

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	40	Mar 2024	4,466,000	138,337	138,337

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,099,680 or 0.3% of net assets.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $144,555.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	94,176	17,653,188	16,183,388	50,594	-	-	1,563,976	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	9,003,913	9,003,913	7,857	-	-	-	0.0%
Total	94,176	26,657,101	25,187,301	58,451	-	-	1,563,976

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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